SCHEDULE OF DESCRIPTION OF SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Starry Grade Limited [Member]
Background	Investment holding	Investment holding
Effective ownership	100.00%	100.00%
Premium Catering Private Limited [Member]
Background	Principally engaged in the business of food catering for function, events and workers	Principally engaged in the business of food catering for function, events and workers
Effective ownership	100.00%	100.00%